Loans and other liabilities - Terms and debt repayment schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Face value	$ 269,649	$ 688,066
Carrying Amount	251,529	$ 658,040
Early repayments of unsecured notes	$ 434,000
Tranche C- Debentures
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)		7.00%
Face value		$ 302,219
Carrying Amount		$ 297,816
Tranche D- Debentures
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)		7.90%
Face value		$ 130,347
Carrying Amount		$ 125,884
Tranche E Long term loan
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)	8.70%	8.70%
Face value	$ 74,711	$ 73,400
Carrying Amount	$ 56,591	$ 52,240
Others- Long term loan
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)	6.60%	9.40%
Face value	$ 86,328	$ 56,204
Carrying Amount	86,328	56,204
Long-term liabilities
Disclosure of detailed information about borrowings [line items]
Face value	2,107	3,395
Carrying Amount	$ 2,107	$ 3,395
Short-term credit from banks
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)	2.40%	2.70%
Face value	$ 106,503	$ 122,501
Carrying Amount	$ 106,503	$ 122,501
Short-term credit from banks, subject to Libor +2.8%
Disclosure of detailed information about borrowings [line items]
Adjustment to effective interest rate basis	2.80%
Carrying Amount	$ 35,000